Deferred tax assets / (liabilities) - Summary of Reconciliation to the Consolidated Statement of Financial Position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Net deferred tax asset recognized in the statement of financial position	¥ 12,471	¥ 12,823
Net deferred tax liability recognized in the statement of financial position	(24)	(26)
Deferred tax liability asset	¥ 12,447	¥ 12,797	¥ 7,659